TAMARACK FUNDS TRUST

Tamarack Large Cap Equity Fund
Tamarack Mid Cap Equity Fund
Tamarack Small Cap Equity Fund
Tamarack Enterprise Fund
Tamarack Enterprise Small Cap Fund
Tamarack Microcap Value Fund
Tamarack Value Fund
Tamarack Small Cap International Fund

Tamarack Government Income Fund
Tamarack Quality Fixed Income Fund
Tamarack Tax-Free Income Fund
Tamarack North Carolina Tax-Free Bond Fund

Tamarack Prime Money Market Fund
Tamarack U.S. Government Money Market Fund
Tamarack Tax-Free Money Market Fund
Tamarack Institutional Prime Money Market Fund
Tamarack Institutional Tax-Free Money Market Fund

Supplement dated November 1, 2004
to the Class A, Class C, Class R, Class S and Class I
Statement of Additional Information dated April 16, 2004

The following change is hereby made to item (4) at the end of the first paragraph of the “Loans of Portfolio Securities (All Funds)” section on page 18 of the statement of additional information: (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.